June 27, 2014

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:              Investment Managers Series Trust (filing relates to Advisory Research MLP & Energy Infrastructure Fund):  Registration Statement on Form N-14 (File No. 333-196361)

Ladies and Gentlemen:

On behalf of our client, Investment Managers Series Trust (the “Trust”), we are filing Pre-Effective Amendment No. 2 to the Trust’s Registration Statement under the Securities Act of 1933, as amended, on Form N-14, including exhibits thereto (the “Amendment”).  The Combined Prospectus and Proxy Statement contained in this filing relate to the exchange of the currently outstanding shares of the Advisory Research MLP & Energy Infrastructure Fund series of the Registrant (the “Fund”), which are not registered under the 1933 Act, for new Class I shares of the Fund, which will be registered under the 1933 Act.

The attached Amendment is being filed for the purpose of completing non-material information contained in the Combined Prospectus and Proxy Statement and Statement of Additional Information for the Fund and responding to comments provided by the staff of the Commission regarding Registrant’s initial filing of the Registration Statement.

Please feel free to contact me at (714) 830-0679 or Michael Glazer at (213) 680-6646.

Sincerely,

/s/ Laurie A. Dee
Laurie A. Dee